Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Emerging Markets Portfolio

December 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.0%
Information Technology – 29.6%
Communications Equipment – 0.2%
Accton Technology Corp.	132,000	$2,243,575

Electronic Equipment, Instruments & Components – 3.0%
LG Innotek Co., Ltd.	19,890	3,684,030
Nan Ya Printed Circuit Board Corp.	428,000	3,499,837
Samsung SDI Co., Ltd.(a)	29,601	10,777,443
Sinbon Electronics Co., Ltd.	876,000	8,526,140
Tripod Technology Corp.	485,000	3,075,354
Unimicron Technology Corp.	581,000	3,319,541

		32,882,345

IT Services – 0.8%
FPT Corp.	432,147	1,710,333
Globant SA(a)	29,670	7,060,867

		8,771,200

Semiconductors & Semiconductor Equipment – 17.0%
ASPEED Technology, Inc.	40,400	4,092,559
Broadcom, Inc.	18,151	20,261,054
King Yuan Electronics Co., Ltd.	4,342,000	11,984,588
MediaTek, Inc.	649,000	21,429,917
Nanya Technology Corp.	1,336,000	3,390,579
Novatek Microelectronics Corp.	126,000	2,119,226
Realtek Semiconductor Corp.	353,000	5,413,225
SK Hynix, Inc.	302,918	33,059,844
Taiwan Semiconductor Manufacturing Co., Ltd.	3,389,706	64,985,877
United Microelectronics Corp.	11,216,000	19,110,119

		185,846,988

Software – 0.5%
TOTVS SA	837,600	5,809,044

Technology Hardware, Storage & Peripherals – 8.1%
Advantech Co., Ltd.	135,294	1,637,247
Anker Innovations Technology Co., Ltd. - Class A	70,200	876,577
Asia Vital Components Co., Ltd.	60,000	655,477
Asustek Computer, Inc.	292,000	4,647,231
Samsung Electronics Co., Ltd.	1,116,439	67,764,266
Samsung Electronics Co., Ltd. (Preference Shares)	107,720	5,190,650
Shenzhen Transsion Holdings Co., Ltd. - Class A	316,722	6,178,296
Wiwynn Corp.	24,000	1,421,052

		88,370,796

		323,923,948

Financials – 23.6%
Banks – 17.0%
Agricultural Bank of China Ltd. - Class H	2,035,000	784,974
Al Rajhi Bank	455,004	10,549,727
Alpha Services and Holdings SA(a)	3,616,620	6,143,349
Banco do Brasil SA	836,400	9,534,485
Bandhan Bank Ltd.(b)	691,911	2,002,623
Bangkok Bank PCL (REG)	468,500	2,148,107
Bank Central Asia TBK PT	9,932,500	6,065,774

Company	Shares	U.S. $ Value

Bank for Foreign Trade of Vietnam JSC(a)	2,235,424	$7,395,947
Bank Mandiri Persero Tbk PT	12,461,500	4,895,344
Bank Negara Indonesia Persero Tbk PT	10,398,700	3,628,519
Bank of the Philippine Islands	102,162	191,397
Bank Polska Kasa Opieki SA	152,933	5,912,883
BDO Unibank, Inc.	773,450	1,822,184
China Construction Bank Corp. - Class H	8,277,000	4,923,576
China Merchants Bank Co., Ltd. - Class A	861,600	3,380,817
Credicorp Ltd.	11,748	1,761,378
Emirates NBD Bank PJSC	1,907,520	8,985,119
Eurobank Ergasias Services and Holdings SA(a)	4,336,100	7,704,062
Hana Financial Group, Inc.	232,750	7,807,499
HDFC Bank Ltd.	1,167,203	23,891,282
ICICI Bank Ltd.	452,026	5,411,376
Itau Unibanco Holding SA (Preference Shares)	1,738,200	12,093,515
KB Financial Group, Inc.	551,806	23,022,325
Metropolitan Bank & Trust Co.	6,171,730	5,716,648
NU Holdings Ltd./Cayman Islands - Class A(a)	984,750	8,202,967
Sberbank of Russia PJSC(c) (d) (e)	951,472	0
State Bank of India	1,586,547	12,223,482

		186,199,359

Capital Markets – 1.8%
B3 SA - Brasil Bolsa Balcao	1,803,800	5,396,915
Banco BTG Pactual SA	1,687,100	13,048,915
HDFC Asset Management Co., Ltd.(b)	30,519	1,175,472

		19,621,302

Consumer Finance – 0.3%
Kaspi.KZ JSC (GDR)(b)	37,160	3,418,720

Financial Services – 0.4%
L&T Finance Holdings Ltd.	2,141,160	4,242,524

Insurance – 4.1%
AIA Group Ltd.	1,723,400	14,998,542
BB Seguridade Participacoes SA	601,200	4,175,469
Hyundai Marine & Fire Insurance Co., Ltd.	134,744	3,232,896
PICC Property & Casualty Co., Ltd. - Class H	5,272,000	6,273,771
Ping An Insurance Group Co. of China Ltd. - Class H	2,056,500	9,310,390
Samsung Fire & Marine Insurance Co., Ltd.	30,986	6,312,972

		44,304,040

		257,785,945

Consumer Discretionary – 13.2%
Automobile Components – 0.6%
Hankook Tire & Technology Co., Ltd.	77,280	2,716,148
Minth Group Ltd.	1,650,000	3,337,340

		6,053,488

Automobiles – 1.9%
Bajaj Auto Ltd.	55,167	4,519,995
BYD Co., Ltd. - Class H	169,500	4,675,595
Kia Corp.	60,729	4,696,371
Li Auto, Inc. - Class A(a)	76,000	1,423,945
Maruti Suzuki India Ltd.	42,072	5,205,335

		20,521,241

Company	Shares	U.S. $ Value

Broadline Retail – 4.8%
Alibaba Group Holding Ltd.	2,362,080	$22,752,818
JD.com, Inc. - Class A	73,200	1,057,233
MercadoLibre, Inc.(a)	5,431	8,535,034
PDD Holdings, Inc. (ADR)(a)	134,589	19,691,717

		52,036,802

Diversified Consumer Services – 0.9%
New Oriental Education & Technology Group, Inc.(a)	1,011,100	7,370,554
YDUQS Participacoes SA	651,000	3,001,949

		10,372,503

Hotels, Restaurants & Leisure – 1.9%
Americana Restaurants International PLC	1,027,570	879,600
Galaxy Entertainment Group Ltd.	1,584,000	8,871,767
H World Group Ltd.	2,224,000	7,436,252
Sands China Ltd.(a)	1,113,200	3,258,298
TravelSky Technology Ltd. - Class H	337,000	582,715

		21,028,632

Household Durables – 1.0%
Gree Electric Appliances, Inc. of Zhuhai - Class A	1,160,900	5,269,829
Hisense Visual Technology Co., Ltd. - Class A	289,000	851,666
Midea Group Co., Ltd. - Class A	660,100	5,086,168

		11,207,663

Specialty Retail – 0.5%
HLA Group Corp., Ltd. - Class A	2,186,000	2,287,553
Topsports International Holdings Ltd.(b)	2,323,000	1,811,491
United Electronics Co.	76,066	1,786,599

		5,885,643

Textiles, Apparel & Luxury Goods – 1.6%
ANTA Sports Products Ltd.	735,800	7,151,462
Bosideng International Holdings Ltd.	8,024,000	3,609,340
Li Ning Co., Ltd.	806,000	2,163,007
Samsonite International SA(a) (b)	1,355,400	4,471,765

		17,395,574

		144,501,546

Industrials – 5.4%
Construction & Engineering – 0.9%
Larsen & Toubro Ltd.	228,744	9,670,332

Electrical Equipment – 1.3%
Contemporary Amperex Technology Co., Ltd. - Class A	148,700	3,423,156
Sociedad Quimica y Minera de Chile SA (Sponsored ADR)	120,360	7,248,079
Sungrow Power Supply Co., Ltd. - Class A	296,300	3,658,351

		14,329,586

Company	Shares	U.S. $ Value

Ground Transportation – 0.0%
Globaltrans Investment PLC (Sponsored GDR)(a) (c) (e) (f)	658,169	$1

Industrial Conglomerates – 0.3%
Bidvest Group Ltd. (The)	293,870	4,053,052

Machinery – 1.8%
Estun Automation Co., Ltd. - Class A	1,585,252	4,153,650
Weichai Power Co., Ltd. - Class H	3,280,000	5,479,720
Yutong Bus Co., Ltd. - Class A	3,145,400	5,878,391
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class A	4,331,600	3,988,827
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class H	251,600	138,597

		19,639,185

Transportation Infrastructure – 1.1%
China Merchants Expressway Network & Technology Holdings Co., Ltd. - Class A	2,657,400	3,659,838
Grupo Aeroportuario del Centro Norte SAB de CV	650,238	6,876,877
TangShan Port Group Co., Ltd. - Class A	2,681,358	1,323,111

		11,859,826

		59,551,982

Utilities – 5.4%
Electric Utilities – 2.7%
Centrais Eletricas Brasileiras SA	551,949	4,781,574
Equatorial Energia SA	2,000,600	14,717,059
Power Grid Corp. of India Ltd.	3,527,619	10,024,574

		29,523,207

Gas Utilities – 1.7%
GAIL India Ltd.	4,620,761	9,001,640
Kunlun Energy Co., Ltd.	10,494,000	9,470,469

		18,472,109

Independent Power and Renewable Electricity Producers – 1.0%
China Longyuan Power Group Corp., Ltd. - Class H	6,260,000	4,753,743
NTPC Ltd.	1,823,554	6,798,638

		11,552,381

		59,547,697

Communication Services – 5.4%
Diversified Telecommunication Services – 0.3%
Telefonica Brasil SA	259,600	2,851,589

Entertainment – 1.3%
International Games System Co., Ltd.	271,000	6,384,978
NetEase, Inc.	440,400	7,945,512

		14,330,490

Company	Shares	U.S. $ Value

Interactive Media & Services – 3.5%
Kanzhun Ltd. (ADR)	393,310	$6,532,879
Tencent Holdings Ltd.	843,000	31,827,339

		38,360,218

Wireless Telecommunication Services – 0.3%
Etihad Etisalat Co.	115,197	1,517,529
TIM SA/Brazil	616,500	2,270,357

		3,787,886

		59,330,183

Materials – 3.7%
Chemicals – 0.3%
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	159,917	1,444,581
Yunnan Yuntianhua Co., Ltd. - Class A	760,990	1,673,442

		3,118,023

Construction Materials – 0.9%
GCC SAB de CV	793,855	9,397,605

Metals & Mining – 2.5%
Aluminum Corp. of China Ltd. - Class H	6,538,000	3,268,579
Freeport-McMoRan, Inc.	157,130	6,689,024
Western Mining Co., Ltd. - Class A	1,667,900	3,353,172
Zijin Mining Group Co., Ltd. - Class A	1,351,200	2,371,742
Zijin Mining Group Co., Ltd. - Class H	7,264,000	11,841,544

		27,524,061

		40,039,689

Real Estate – 3.4%
Real Estate Management & Development – 3.4%
Ayala Land, Inc.	10,517,600	6,537,831
Corp. Inmobiliaria Vesta SAB de CV	392,257	1,555,538
Emaar Properties PJSC	6,835,397	14,740,665
Macrotech Developers Ltd.(a) (b)	775,466	9,521,479
Megaworld Corp.	22,138,000	787,385
Vinhomes JSC(a) (b)	2,070,650	3,684,045

		36,826,943

Energy – 2.9%
Oil, Gas & Consumable Fuels – 2.9%
Gazprom PJSC (Sponsored ADR)(a) (c) (d) (e)	436,750	0
LUKOIL PJSC(c) (d) (e)	80,321	0
PetroChina Co., Ltd. - Class H	22,008,000	14,542,664
Petroleo Brasileiro SA (Preference Shares)	2,195,300	16,749,716

		31,292,380

Health Care – 2.2%
Health Care Equipment & Supplies – 0.1%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	16,300	668,379

Health Care Providers & Services – 2.1%
Hapvida Participacoes e Investimentos SA(a) (b)	8,223,754	7,528,019

Company	Shares	U.S. $ Value

Jointown Pharmaceutical Group Co., Ltd. - Class A	3,855,240	$3,810,557
Max Healthcare Institute Ltd.	920,780	7,590,754
Universal Vision Biotechnology Co., Ltd.	528,737	4,768,023

		23,697,353

		24,365,732

Consumer Staples – 2.2%
Beverages – 0.6%
Kweichow Moutai Co., Ltd. - Class A	25,400	6,182,917

Consumer Staples Distribution & Retail – 0.7%
BIM Birlesik Magazalar AS	122,659	1,251,007
Jeronimo Martins SGPS SA	52,856	1,345,213
Sendas Distribuidora SA	1,810,700	5,016,503
X5 Retail Group NV (GDR)(a) (c) (e) (f)	226,094	0

		7,612,723

Personal Care Products – 0.3%
Colgate-Palmolive India Ltd.	102,432	3,108,850

Tobacco – 0.6%
ITC Ltd.	1,280,557	7,106,511

		24,011,001

Total Common Stocks (cost $941,952,647)		1,061,177,046

EQUITY LINKED NOTES – 1.6%
Information Technology – 1.6%
IT Services – 1.6%
FPT Corp., Macquarie Bank Ltd., expiring 07/15/2024(a) (cost $4,078,653)	4,527,148	17,933,179

SHORT-TERM INVESTMENTS – 1.2%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.27%(g) (h) (i) (cost $12,949,447)	12,949,447	12,949,447

Total Investments – 99.8% (cost $958,980,747)(j)		1,092,059,672
Other assets less liabilities – 0.2%		1,890,471

Net Assets – 100.0%		$1,093,950,143

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	1,900	CAD	2,634	01/10/2024	$87,690
Bank of America, NA	CNH	99,220	USD	13,627	01/11/2024	(305,946)
Bank of America, NA	CLP	1,601,500	USD	1,765	01/17/2024	(51,714)
Bank of America, NA	USD	1,914	PHP	108,783	01/25/2024	50,648
Bank of America, NA	USD	1,149	PHP	63,577	01/25/2024	(890)
Bank of America, NA	USD	1,769	TWD	55,476	02/26/2024	62,764
Barclays Bank PLC	BRL	282,665	USD	57,451	01/03/2024	(738,958)
Barclays Bank PLC	USD	58,386	BRL	282,665	01/03/2024	(195,919)
Barclays Bank PLC	KRW	39,122,248	USD	29,113	01/18/2024	(1,086,732)
Barclays Bank PLC	USD	3,838	KRW	5,016,289	01/18/2024	34,677
Barclays Bank PLC	IDR	74,353,620	USD	4,809	01/25/2024	(21,506)
Barclays Bank PLC	USD	1,575	PHP	87,969	01/25/2024	13,968
Barclays Bank PLC	USD	25,871	ZAR	494,245	02/07/2024	1,068,807
Barclays Bank PLC	ZAR	43,614	USD	2,331	02/07/2024	(46,755)
Barclays Bank PLC	USD	57,893	INR	4,840,680	03/14/2024	96,402
BNP Paribas SA	USD	1,161	CLP	1,019,238	01/17/2024	(4,484)
BNP Paribas SA	IDR	15,996,523	USD	1,006	01/25/2024	(33,105)
BNP Paribas SA	USD	6,440	TRY	192,851	01/25/2024	(30,889)
BNP Paribas SA	TWD	76,019	USD	2,463	02/26/2024	(46,970)
BNP Paribas SA	USD	6,501	TWD	199,139	02/26/2024	75,264
BNP Paribas SA	HKD	112,134	USD	14,398	03/14/2024	14,043
BNP Paribas SA	USD	1,063	HKD	8,285	03/14/2024	(523)
Citibank, NA	BRL	7,418	USD	1,532	01/03/2024	5,142
Citibank, NA	BRL	5,592	USD	1,128	01/03/2024	(23,198)
Citibank, NA	USD	1,508	BRL	7,418	01/03/2024	19,092
Citibank, NA	USD	1,155	BRL	5,592	01/03/2024	(3,876)
Citibank, NA	CNH	47,126	USD	6,590	01/11/2024	(27,097)
Citibank, NA	USD	665	CLP	582,262	01/17/2024	(4,964)
Citibank, NA	USD	2,558	KRW	3,326,485	01/18/2024	10,245
Citibank, NA	USD	2,469	KRW	3,182,344	01/18/2024	(12,581)
Citibank, NA	PHP	891,068	USD	15,708	01/25/2024	(385,294)
Citibank, NA	USD	12,990	IDR	202,918,843	01/25/2024	191,623
Citibank, NA	USD	1,493	TWD	46,526	02/26/2024	43,582
Citibank, NA	HKD	51,791	USD	6,650	03/14/2024	6,800
Citibank, NA	USD	6,227	HKD	48,525	03/14/2024	(2,111)
Deutsche Bank AG	BRL	23,890	USD	4,935	01/03/2024	16,558
Deutsche Bank AG	USD	4,952	BRL	23,890	01/03/2024	(33,896)
Deutsche Bank AG	EUR	6,688	USD	7,301	01/10/2024	(83,826)
Deutsche Bank AG	USD	3,157	CAD	4,281	01/10/2024	74,428
Deutsche Bank AG	CNH	83,405	USD	11,682	01/11/2024	(29,545)
Deutsche Bank AG	USD	2,996	CNH	21,677	01/11/2024	47,749
Deutsche Bank AG	KRW	2,797,392	USD	2,154	01/18/2024	(5,303)
Goldman Sachs Bank USA	USD	11,594	CNH	84,419	01/11/2024	259,895
Goldman Sachs Bank USA	KRW	2,515,692	USD	1,955	01/18/2024	13,222
Goldman Sachs Bank USA	KRW	4,456,402	USD	3,313	01/18/2024	(126,900)
HSBC Bank USA	CNH	302,393	USD	41,772	01/11/2024	(690,182)
HSBC Bank USA	USD	26,368	CNH	192,209	01/11/2024	622,686
HSBC Bank USA	USD	37,455	CNH	266,607	01/11/2024	(17,750)
HSBC Bank USA	TRY	76,651	USD	2,537	01/25/2024	(10,260)
HSBC Bank USA	HKD	152,796	USD	19,599	03/14/2024	(483)
JPMorgan Chase Bank, NA	BRL	16,818	USD	3,474	01/03/2024	11,657
JPMorgan Chase Bank, NA	USD	3,430	BRL	16,818	01/03/2024	31,800
JPMorgan Chase Bank, NA	CNH	34,551	USD	4,830	01/11/2024	(21,236)
JPMorgan Chase Bank, NA	MXN	33,826	USD	1,958	01/18/2024	(29,443)
JPMorgan Chase Bank, NA	USD	1,404	PHP	78,271	01/25/2024	9,890
Morgan Stanley Capital Services, Inc.	BRL	240,131	USD	49,601	01/03/2024	166,438
Morgan Stanley Capital Services, Inc.	USD	49,717	BRL	240,131	01/03/2024	(282,480)
Morgan Stanley Capital Services, Inc.	CNH	12,624	USD	1,728	01/11/2024	(44,343)
Morgan Stanley Capital Services, Inc.	MYR	2,545	USD	546	01/11/2024	(8,986)
Morgan Stanley Capital Services, Inc.	USD	8,385	CNH	60,600	01/11/2024	124,132
Morgan Stanley Capital Services, Inc.	USD	14,634	MYR	67,875	01/11/2024	175,314
Morgan Stanley Capital Services, Inc.	KRW	4,623,538	USD	3,528	01/18/2024	(40,593)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	7,308	KRW	9,676,144	01/18/2024	$161,703
Morgan Stanley Capital Services, Inc.	USD	13,079	MXN	229,633	01/18/2024	412,083
Morgan Stanley Capital Services, Inc.	IDR	48,257,503	USD	3,136	01/25/2024	718
Morgan Stanley Capital Services, Inc.	BRL	240,131	USD	49,520	02/02/2024	165,799
Morgan Stanley Capital Services, Inc.	TWD	225,122	USD	7,236	02/26/2024	(198,226)
Morgan Stanley Capital Services, Inc.	USD	2,529	INR	211,516	03/14/2024	4,545
Natwest Markets PLC	PHP	63,785	USD	1,117	01/25/2024	(34,845)
Natwest Markets PLC	USD	1,397	IDR	21,572,917	01/25/2024	4,521
Natwest Markets PLC	USD	2,315	PHP	128,329	01/25/2024	2,752
Standard Chartered Bank	HKD	57,521	USD	7,371	03/14/2024	(7,647)
Standard Chartered Bank	USD	2,295	HKD	17,903	03/14/2024	1,399
State Street Bank & Trust Co.	USD	1,448	CAD	1,981	01/10/2024	46,922
State Street Bank & Trust Co.	CNH	109,333	USD	15,154	01/11/2024	(198,267)
State Street Bank & Trust Co.	USD	19,858	CNH	143,318	01/11/2024	266,908
State Street Bank & Trust Co.	USD	1,183	CNH	8,414	01/11/2024	(1,719)
State Street Bank & Trust Co.	MXN	21,390	USD	1,234	01/18/2024	(22,870)
State Street Bank & Trust Co.	USD	3,104	PLN	12,314	02/22/2024	23,353
State Street Bank & Trust Co.	THB	75,175	USD	2,168	03/07/2024	(46,689)
State Street Bank & Trust Co.	USD	16,806	THB	588,000	03/07/2024	516,789
State Street Bank & Trust Co.	HKD	26,740	USD	3,433	03/14/2024	2,687
State Street Bank & Trust Co.	USD	14,888	HKD	115,952	03/14/2024	(14,247)
UBS AG	CAD	14,052	USD	10,301	01/10/2024	(305,363)
UBS AG	USD	3,726	CAD	5,156	01/10/2024	166,131

						$(167,785)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $33,613,614 or 3.1% of net assets.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Gazprom PJSC (Sponsored ADR)	04/05/2006-10/21/2021	$4,522,921	$0	0.00%
LUKOIL PJSC	06/22/2012	3,192,256	0	0.00%
Sberbank of Russia PJSC	07/10/2020	2,848,601	0	0.00%

(e)	Fair valued by the Adviser.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of December 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Globaltrans Investment PLC (Sponsored GDR)	12/14/2009-08/26/2021	$4,775,195	$1	0.00%
X5 Retail Group NV (GDR)	09/26/2011-08/23/2021	7,119,877	0	0.00%

(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(j)

As of December 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $210,201,692 and gross unrealized depreciation of investments was $(77,290,552), resulting in net unrealized appreciation of $132,911,140.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

BRL – Brazilian Real

CAD – Canadian Dollar

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

PHP – Philippine Peso

PLN – Polish Zloty

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

JSC – Joint Stock Company

PJSC – Public Joint Stock Company

REG – Registered Shares

COUNTRY BREAKDOWN1

December 31, 2023 (unaudited)

24.6%	China
15.8%	Taiwan
15.4%	South Korea
11.3%	Brazil
11.3%	India
4.4%	United States
2.8%	Vietnam
2.2%	United Arab Emirates
1.4%	Philippines
1.4%	Hong Kong
1.3%	Indonesia
1.3%	Saudi Arabia
1.3%	Greece
4.3%	Other
1.2%	Short-Term Investments

100.0%	Total Investments

1

The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Schedule of Investments” section of the report for additional details). “Other” country weightings represent 1.1% or less in the following: Chile, Kazakhstan, Macau, Mexico, Peru, Poland, Portugal, Russia, South Africa, Thailand and Turkey.

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

December 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2023:

Investments in Securities:	Level 1	Level 2		Level 3		Total
Assets:
Common Stocks:
Information Technology	$27,321,921	$296,602,027		$—		$323,923,948
Financials	22,368,184	235,417,761		0	(a)	257,785,945
Consumer Discretionary	29,106,351	115,395,195		—		144,501,546
Industrials	18,178,008	41,373,973		1	(a)	59,551,982
Utilities	—	59,547,697		—		59,547,697
Communication Services	8,050,408	51,279,775		—		59,330,183
Materials	16,086,629	23,953,060		—		40,039,689
Real Estate	1,555,538	35,271,405		—		36,826,943
Energy	—	31,292,380		0	(a)	31,292,380
Health Care	11,401,311	12,964,421		—		24,365,732
Consumer Staples	—	24,011,001		0	(a)	24,011,001
Equity Linked Notes	—	17,933,179		—		17,933,179
Short-Term Investments	12,949,447	—		—		12,949,447

Total Investments in Securities	147,017,797	945,041,874	(b)	1	(a)	1,092,059,672
Other Financial Instruments(c):
Assets:
Forward Currency Exchange Contracts	—	5,110,826		—		5,110,826
Liabilities:
Forward Currency Exchange Contracts	—	(5,278,611)		—		(5,278,611)

Total	$147,017,797	$944,874,089		$1	(a)	$1,091,891,887

(a)	The Portfolio held securities with zero market value at period end.

(b)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(c)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2023 is as follows:

Portfolio	Market Value 09/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$15,930	$76,329	$79,310	$12,949	$178